Annual Operating Expenses {- Asset Manager Portfolio} - 02.28 VIP Asset Manager Portfolio Investor PRO-11 - Asset Manager Portfolio - VIP Asset Manager Portfolio-Investor VIP	Apr. 30, 2021
Operating Expenses:
Management fee	0.48%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.19%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.68%	[1]

[1]	(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.